Income tax benefit/(expense)	6 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Income tax benefit/(expense)

4. Income tax benefit/(expense)

		Three Months Ended December 31,		Six Months Ended December 31,
	(in U.S. dollars, in thousands)	2018	2017	2018	2017
(a)	Income tax expense
	Current tax
	Current tax	—	614	—	614
	Total current tax expense	—	614	—	614

	Deferred tax
	(Increase)/decrease in deferred tax assets	(2,841)	26,687	(3,526)	23,825
	(Decrease)/increase in deferred tax liabilities	(24)	(50,643)	(49)	(50,679)
	Total deferred tax (benefit)	(2,865)	(23,956)	(3,575)	(26,854)
	Income tax (benefit)	(2,865)	(23,342)	(3,575)	(26,240)

Deferred tax assets have been brought to account only to the extent that it is foreseeable that they are recoverable against future tax liabilities.

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that future taxable profit will be available against which the unused tax losses can be utilized. Deferred tax assets are offset against taxable temporary differences (deferred tax liabilities) when the deferred tax balances relate to the same tax jurisdiction in accordance with our accounting policy.

Deferred taxes are measured at the rate in which they are expected to settle within the respective jurisdictions, which can change based on factors such as new legislation or timing of utilization and reversal of associated assets and liabilities. On December 22, 2017, the United States signed into law the Tax Cuts and Jobs Act, which changed many aspects of U.S. corporate income taxation, including a reduction in the corporate income tax rate from 35% to 21%. In the six months ended December 31, 2017, deferred tax assets in the United States were recognized at 35% compared with 21% in the six months ended December 31, 2018.

		As of	As of
	(in U.S. dollars, in thousands)	December 31, 2018	June 30, 2018
(b)	Deferred tax assets not brought to account
	Unused tax losses
	Potential tax benefit at local tax rates	48,036	41,501
	Other temporary differences
	Potential tax benefit at local tax rates	3,263	3,704
	Other tax credits
	Potential tax benefit at local tax rates	3,220	3,220
		54,519	48,425

As of December 31, 2018 and June 30, 2018, the Group has deferred tax assets not brought to account of $54.5 million and $48.4 million, respectively. Deferred tax assets have been brought to account only to the extent that it is foreseeable that they are recoverable against future tax liabilities.